Asset impairment (Tables)	12 Months Ended
Dec. 31, 2019
Asset Impairment Charges [Abstract]
Schedule of asset impairment
Asset impairment consisted of the following for the years ended December 31, 2019, 2018 and 2017:

	Year Ended December 31,
	2019	2018	2017
Flight equipment held for operating leases (Note 5)	$69,383	$39,318	$54,331
Flight equipment held for sale	766	4,868	6,955
	$70,149	$44,186	$61,286